John Deere Owner Trust 2017	EXHIBIT 99.3
Servicer’s Certificate

$240,000,000 Class A-1 0.88000% Asset Backed Notes due March 15, 2018
$218,000,000 Class A-2 1.50% Asset Backed Notes due October 15, 2019
$225,000,000 Class A-3 1.78% Asset Backed Notes due April 15, 2021
$75,640,000 Class A-4 2.11% Asset Backed Notes due December 15, 2023
$19,453,285 Overcollateralization

Scheduled Payment Date (30/360)				15-Jul-20
Actual Payment Date (A/360)				15-Jul-20
Collection Period Begin Date				01-Jun-20
Collection Period End Date				28-Jun-20
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				30

(1)	Total Distribution Amount:			$77,437,933.89
	(a)	Total cash receipts during the month:		$6,062,172.14
	(b)	Administrative repurchases during the month:		$136,323.93
	(c)	Investment earnings on cash accounts:		$38.27
	(d)	Payment from Deere to buy-back the deal:		$71,239,399.55

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$101,326.59
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$101,326.59
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$57,626,497.91
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$57,626,497.91
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	100.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$57,626,497.91

(5)	Noteholders’ Distributable Amount:			$57,727,824.50

(6)	Reserve Account balance:
	(a)	Beginning balance:		$7,780,933.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):		$7,780,933.00
	(e)	Ending Balance (after giving effect to all distributions):		$0.00

(7)	Servicing Fee:			$64,464.59
	(a)	Amount of Servicing Fee earned:		$64,464.59
	(b)	Amount of Servicing Fee paid:		$64,464.59
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$27,426,477.80

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$71,399,035.15

	(b)	Note Value as of the end of the related Collection Period:		$71,239,399.15

	(c)	Amount of Overcollateralization (Note Value less aggregate principal amount of Notes) after distributions:		$19,453,285.00

	(d)	Number of Accounts at the end of the related Collection Period:		4,883

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii)	Class A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$0.00
		(ii)	Class A-3 Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$0.00
		(ii)	Class A-4 Note Pool Factor:	0.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$41,104.52
		(ii)	% of Pool Balance:	0.05%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	($13,579.76)
	(ii)	Cumulative amount of net losses:	$2,368,039.43
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.29%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.75%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	5,218
	(b)	Number of loans at the end of the period:	4,883
	(c)	Weighted average remaining term on receivables:	12.19
	(d)	Prepayment amount - monthly:	($3,659,431.47)
	(e)	Prepayment amount - life-to-date:	$45,088,464.13
	(f)	Weighted average APR of the pool assets:	2.48%
	(g)	Pool Factor:	0.09

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	2.75%
	(c)	Delinquency Trigger Occurred: Y/N	N